Quarterly Information (Unaudited)	12 Months Ended
Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)

2014	1st	2nd	3rd	4th	Total
Net sales	$3,226,144	$3,106,006	$3,358,406	$3,525,415	$13,215,971
Gross profit	749,735	686,035	752,513	839,461	3,027,744
Net income attributable to common shareholders	244,316	253,288	242,406	301,038	1,041,048
Diluted earnings per share	1.61	1.66	1.60	1.98	6.87

2013	1st	2nd	3rd	4th	Total
Net sales	$3,214,935	$3,065,495	$3,307,041	$3,428,233	$13,015,704
Gross profit	737,488	643,523	737,852	810,166	2,929,029
Net income attributable to common shareholders	239,741	180,962	256,560	271,164	948,427
Diluted earnings per share	1.57	1.19	1.68	1.78	6.26

Earnings per share amounts are computed independently for each of the quarters presented, therefore, the sum of the quarterly earnings per share amounts may not equal the total computed for the year.